RELATED PARTY BALANCE (Details Narrative)			12 Months Ended
	Apr. 08, 2024 USD ($)	Dec. 22, 2022 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Dec. 01, 2022 USD ($)	Dec. 01, 2022 HKD ($)
Related Party Transaction [Line Items]
Annual interest at a rate								2.80%	2.80%
Loan repaid	$ 218,109
Proposed IPO			$ 4,983,761
Principal amount			$ 897,435	$ 1,282,051	$ 220,459
Revolving Credit Facility [Member] | Expiration One [Member]
Related Party Transaction [Line Items]
Principal amount						$ 7,000,000	$ 7,000,000
Expiration date			Mar. 27, 2026	Mar. 27, 2026
Asia International Securities Exchange Co., Limited [Member] | Loan and Sale and Purchase Agreement [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage		21.00%
Sin Yuk Hung [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Loan advance to related party								$ 256,410	$ 2,000,000
Asia International Securities Exchange Co., Limited [Member]
Related Party Transaction [Line Items]
Loans payable				$ 2,430,691
Asia International Securities Exchange Co., Limited [Member] | Loan and Sale and Purchase Agreement [Member]
Related Party Transaction [Line Items]
Proposed IPO		$ 2,000,000
Loans payable		$ 2,430,691
Loan and sale and purchase agreement		AISE subsequently disposed of 4.5% to a third party shortly after the acquisition of the 21% shareholding and it remains as a 16.5% shareholder of the Company before IPO.
Asia International Securities Exchange Co., Limited [Member] | Loan and Sale and Purchase Agreement [Member] | IPO [Member]
Related Party Transaction [Line Items]
Ipo expenses		$ 2,000,000